Trade and Other Payables - Summary of Trade and Other Payables (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Trade and other payables [abstract]
Trade payables	$ 133.1	$ 165.0
Accruals and other payables	350.6	297.9
Payroll payables	45.4	42.8
Leave pay accrual	54.1	54.4
Interest payable on loans	7.3	7.4
Damang – contract termination	10.2	10.2
Trade and other payables	$ 600.7	$ 577.7